Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Carrying Amounts And Fair Values Of Our Financial Instruments

	December 31, 2011		December 31, 2012
Assets (Liabilities)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$209,620	$209,620	$328,278	$328,278
Energy commodity derivatives deposits (current assets)	$26,917	$26,917	$18,304	$18,304
Energy commodity derivatives contracts (current assets)	$4,914	$4,914	$—	$—
Energy commodity derivatives contracts (current liabilities)	$—	$—	$(7,338)	$(7,338)
Energy commodity derivatives contracts (noncurrent liabilities)	$(6,457)	$(6,457)	$—	$—
Long-term receivables	$2,534	$2,510	$5,135	$5,108
Debt	$(2,151,775)	$(2,389,700)	$(2,393,408)	$(2,721,985)

Recurring Fair Value Measurements Of Our Commodity Contracts And Interest Rate Swaps

		Fair Value Measurements as of December 31, 2011 using:
Assets (Liabilities)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$172,164	$172,164	$—	$—
Energy commodity derivatives contracts (current assets)	$4,914	$4,914	$—	$—
Energy commodity derivatives contracts (noncurrent liabilities)	$(6,457)	$(6,457)	$—	$—
Long-term receivables	$2,510	$—	$—	$2,510
Debt	$(2,389,700)	$(2,389,700)	$—	$—

		Fair Value Measurements as of December 31, 2012 using:
Assets (Liabilities)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$319,716	$319,716	$—	$—
Energy commodity derivatives contracts (current liabilities)	$(7,338)	$(7,338)	$—	$—
Long-term receivables	$5,108	$—	$—	$5,108
Debt	$(2,721,985)	$(2,721,985)	$—	$—